WEBSITE DEVELOPMENT COSTS (Details) (USD $)	6 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	$ 5,315		$ 5,315
Accumulated amortization	(1,335)		(801)
Website development costs, net	3,980		4,514
Amortization expense	27,789	267	801
Website Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	5,315		5,315
Accumulated amortization	(1,335)		(801)
Website development costs, net	3,980		4,514
Amortization expense	$ 534	$ 0